UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2012

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 45.3%
Federal Home Loan Mortgage Corporation - 12.3%
24,447,915	2.50	4/1/27	25,629,565
33,205,839	3.00	4/1/27	34,919,399
9,356	5.50	8/1/17	9,855
197,624	5.50	3/1/33	215,033
170,305	6.38	12/1/26	195,933
66,759	6.38	12/1/27	75,483
2,999,124	6.50	11/1/27	3,343,924
806,197	6.50	4/1/29	947,626
162,563	6.50	8/1/29	185,218
603,789	6.50	4/1/34	675,427
587,840	6.50	10/1/36	661,851
1,753,022	6.50	11/1/37	1,960,588
2,150,773	6.50	1/1/38	2,435,680
5,111,748	6.50	11/1/38	5,755,339
804,761	6.50	11/1/38	916,435
354,147	6.50	1/1/39	395,010
2,362,711	6.50	9/1/39	2,777,193
801,516	6.50	9/1/39	911,632
769,099	6.88	2/17/31	919,345
16,816	7.00	2/1/16	16,883
111,181	7.00	8/1/27	125,358
114,527	7.00	10/1/27	128,700
1,222,439	7.00	11/1/27	1,395,030
4,552,268	7.00	2/1/28	5,243,536
5,885,384	7.00	4/1/28	6,778,717
863,046	7.00	10/1/28	996,872
113,406	7.00	4/1/29	135,077
122,901	7.00	1/1/33	144,047
1,725,413	7.00	9/1/33	1,992,959
3,358,747	7.00	11/1/33	3,980,533
1,711,711	7.00	6/1/35	2,017,615
1,327,486	7.00	10/20/35	1,590,376
2,758,931	7.00	1/1/36	3,196,440
1,845,369	7.00	6/1/36	2,087,906
1,857,812	7.00	8/1/36	2,101,984
189,776	7.00	8/1/36	218,788
3,995,778	7.00	12/1/36	4,503,267
1,336,457	7.00	2/1/37	1,540,767
107,283	7.00	2/1/37	121,384
772,753	7.00	9/1/37	891,510
3,773,729	7.00	10/1/37	4,276,785
2,741,838	7.00	10/1/37	3,166,992
1,065,074	7.00	10/1/37	1,214,144
986,257	7.00	10/1/37	1,137,824
2,759,259	7.00	11/1/37	3,187,115
3,030,086	7.00	7/1/38	3,495,748
3,951,409	7.00	8/1/38	4,502,253
8,297,659	7.00	12/1/38	9,584,310
1,176,383	7.00	12/1/38	1,336,015

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

4,195,350	7.00	1/1/39	4,843,136
1,155,194	7.00	1/1/39	1,333,562
101,624	7.38	12/17/24	113,615
55,402	7.50	7/1/30	63,490
281,690	7.50	1/1/31	311,144
2,890,432	7.50	10/1/31	3,515,474
1,937,815	7.50	10/1/31	2,276,450
1,185,018	7.50	1/1/32	1,385,409
1,059,780	7.50	1/1/32	1,238,992
2,294,771	7.50	4/1/32	2,695,784
2,185,628	7.50	7/1/32	2,676,473
1,250,647	7.50	8/1/32	1,462,136
1,437,352	7.50	12/1/32	1,758,745
2,080,778	7.50	3/1/33	2,547,243
2,137,648	7.50	5/20/33	2,596,834
1,733,326	7.50	4/1/34	2,048,327
1,096,447	7.50	7/1/34	1,336,921
4,122,859	7.50	11/1/34	5,024,591
1,647,819	7.50	11/1/34	1,936,995
1,812,016	7.50	11/1/36	2,210,870
556,066	7.50	12/1/36	634,073
917,571	7.50	9/1/37	1,131,217
433,454	7.50	10/1/38	509,201
58,649	7.95	10/1/25	69,258
49,729	7.95	10/1/25	51,962
38,049	7.95	11/1/25	44,932
8,224	8.00	5/1/17	8,237
15,136	8.00	12/1/26	15,663
167,699	8.00	5/1/31	203,177
978,100	8.00	2/1/32	1,163,056
182,804	8.00	11/1/36	227,273
796,528	8.00	1/1/37	915,848
25,579	8.25	12/1/17	26,601
99,307	8.50	5/1/16	106,811
1,362	8.50	1/1/17	1,514
14,172	8.50	3/1/17	14,459
8,465	8.50	5/1/17	8,481
27,686	8.50	10/1/19	33,046
28,218	8.50	7/1/21	28,520
1,136,211	8.50	12/1/21	1,346,272
700,092	8.50	5/1/25	825,011
566,226	8.50	6/20/27	685,752
145,728	8.50	12/1/29	171,744
256,590	8.50	3/1/31	321,385
912,290	8.50	8/1/36	1,103,609
32,799	9.00	11/1/15	33,160
14,018	9.00	10/1/16	15,392
6,958	9.00	1/1/17	6,974
89,267	9.00	11/1/25	101,463
473,756	9.00	3/20/27	538,911
1,450,056	9.00	2/17/31	1,679,154
898,481	9.00	4/1/31	1,117,878

See accompanying notes to schedule of investments.
DECEMBER 31, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

810,423	9.00	5/1/31		979,811
801,333	9.00	11/1/36		980,196
11,130	9.25	6/1/16		11,158
3,770	9.25	3/1/17		4,166
40,042	9.25	2/1/18		41,149
19,153	9.25	3/1/19		21,099
14,231	9.25	3/1/19		14,501
7,197	9.50	10/1/16		7,991
27,803	9.50	4/1/18		32,067
82,539	9.50	6/17/19		87,742
404,228	9.50	12/17/21		471,300
20,955	9.75	12/1/16		21,413
28,022	9.75	12/1/17		29,805
35,684	10.00	9/1/20		40,935
536,199	10.00	3/1/21		630,179
478,699	10.00	3/17/25		556,976
318,116	10.00	3/25/25		359,066
467,629	10.00	7/1/30		566,508
8,215	10.25	2/1/17		8,238
2,206	10.50	10/1/13		2,208
89,536	10.50	6/1/19		106,100
336,312	11.00	9/17/16		366,044
142,994	11.00	8/25/20		155,361
1,615	13.00	5/1/17		1,779

				214,051,488

Federal National Mortgage Association - 26.7%
6,820	4.74	3/1/19	[1]	7,098
68,453	5.76	3/1/33		75,871
1,942,748	5.81	1/1/29		2,240,776
1,205,766	5.92	1/1/35		1,332,770
3,737,386	5.94	7/1/27		4,508,793
2,126,136	5.96	11/1/27		2,479,148
2,204,331	5.96	6/1/28		2,542,736
877,637	5.96	6/1/28		1,041,534
86,000	6.00	9/1/28		93,132
20,191	6.00	5/1/32		21,865
568,696	6.00	8/1/34		632,389
512,606	6.00	9/1/37		564,811
1,791,163	6.15	6/1/28		2,095,455
488,989	6.15	6/1/33	[1]	520,173
151,113	6.20	11/1/27		170,796
3,972,924	6.21	12/1/29		4,774,431
2,519,477	6.34	4/1/28		2,891,045
3,533,896	6.35	2/1/25		4,055,592
114,170	6.35	10/1/30		130,288
1,813,056	6.45	11/1/24		2,132,015
4,159,719	6.47	10/15/28		4,791,873
55,990	6.50	1/1/22		61,510
255,336	6.50	8/1/27		289,109
763,342	6.50	2/1/33		864,221
231,350	6.50	8/1/34		256,569

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,642,169	6.50	12/1/34		6,358,717
3,803,313	6.50	6/1/35		4,508,767
1,154,636	6.50	7/1/36		1,328,025
594,692	6.50	8/1/36		706,153
5,235,714	6.50	10/1/36		5,922,728
4,725,984	6.50	10/1/36		5,301,791
2,073,316	6.50	10/1/36		2,326,000
4,692,958	6.50	11/1/36		5,264,549
10,335,949	6.50	12/1/36		11,597,185
1,320,052	6.50	8/1/37		1,482,076
3,070,467	6.50	9/1/37		3,448,109
668,732	6.50	9/1/37		794,745
3,527,271	6.50	10/1/37		3,960,200
3,627,402	6.50	2/1/38		4,314,053
802,733	6.50	2/1/38		902,797
957,779	6.50	3/1/38		1,075,919
2,889,762	6.50	5/1/38		3,246,232
3,600,340	6.50	9/1/38		4,103,261
1,407,333	6.50	9/1/38		1,581,444
4,018,083	6.50	10/1/38		4,511,152
1,140,757	6.50	11/1/38		1,273,332
2,738,412	6.50	1/1/39		3,120,933
3,589,553	6.50	10/1/39		4,090,967
11,924,539	6.50	5/1/40		13,387,916
628,536	6.50	5/1/40		705,674
1,640,338	6.50	6/1/40		1,840,425
1,455,376	6.65	1/1/28		1,728,357
1,314,011	6.74	12/1/15		1,441,789
4,214,949	6.74	7/1/29		5,274,873
36,327	6.91	11/1/26		41,538
141,401	6.91	8/1/27		161,686
3,218,513	6.94	7/1/29		4,021,531
164,818	6.95	8/1/21	[1]	173,665
161,082	7.00	6/1/17		174,494
266,645	7.00	9/1/21		283,547
226,416	7.00	9/1/21		248,672
755,647	7.00	6/1/22		870,804
161,025	7.00	6/1/22		176,347
408,762	7.00	1/1/24		448,943
62,655	7.00	8/1/27		74,609
608,081	7.00	9/1/31		717,131
218,802	7.00	2/1/32		261,423
1,365,334	7.00	3/1/32		1,610,437
614,490	7.00	3/1/32		724,691
1,197,012	7.00	4/1/32		1,411,679
458,372	7.00	4/1/32		540,575
1,026,996	7.00	5/1/32		1,211,173
476,063	7.00	5/1/32		561,439
152,916	7.00	6/1/32		180,339
128,114	7.00	6/1/32		151,089
124,708	7.00	10/1/32		147,837
4,761,503	7.00	11/1/32		5,693,075

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

16,759	7.00	11/1/32	18,195
19,923,752	7.00	12/1/32	23,465,508
476,313	7.00	7/1/33	569,502
879,986	7.00	9/1/33	1,037,799
780,455	7.00	10/1/33	920,418
40,757	7.00	11/1/33	48,642
10,874,518	7.00	12/1/33	13,002,081
8,367,066	7.00	1/1/35	9,996,949
4,256,415	7.00	1/1/35	5,089,168
329,432	7.00	1/1/35	388,511
2,026,501	7.00	1/1/36	2,422,979
392,587	7.00	3/1/36	462,992
2,853,451	7.00	7/1/36	3,392,471
9,506,000	7.00	8/1/36	11,368,511
89,707	7.00	1/1/37	107,258
4,068,815	7.00	3/1/37	4,686,717
18,978,172	7.00	4/1/37	21,864,498
2,083,343	7.00	7/1/37	2,479,660
333,150	7.00	9/1/37	392,896
7,564,413	7.00	10/1/37	8,920,985
672,201	7.00	12/1/37	755,927
18,535,659	7.00	3/1/38	22,084,025
2,112,704	7.00	3/1/38	2,511,796
2,141,279	7.00	9/1/38	2,525,288
1,129,870	7.00	9/1/38	1,332,497
4,692,511	7.00	10/1/38	5,534,047
2,838,037	7.00	10/1/38	3,381,335
1,814,337	7.00	10/1/38	2,139,713
2,477,610	7.00	11/1/38	2,951,910
833,303	7.00	11/1/38	982,744
6,351,210	7.00	1/1/39	7,235,090
883,731	7.00	1/1/39	1,042,216
6,947,187	7.00	5/1/39	8,268,759
4,693,288	7.00	5/1/39	5,579,855
7,173,679	7.00	12/1/39	8,518,232
12,848,565	7.00	1/1/40	15,275,673
1,243,284	7.20	3/1/18	1,388,689
1,276,843	7.34	7/1/30	1,643,492
186,786	7.50	6/1/22	212,579
173,946	7.50	8/1/22	190,319
266,658	7.50	12/1/22	301,102
377,621	7.50	3/1/23	426,398
42,376	7.50	9/1/27	49,803
1,232,788	7.50	10/1/29	1,448,863
18,121	7.50	11/1/29	20,906
108,135	7.50	8/1/30	124,752
39,168	7.50	6/1/31	42,673
1,132,646	7.50	10/1/31	1,330,180
1,454,597	7.50	11/1/31	1,709,550
498,359	7.50	4/1/32	560,410
97,281	7.50	6/1/32	113,902
33,867	7.50	8/1/32	38,527

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

247,782	7.50	9/1/32	285,858
9,527	7.50	9/1/32	10,205
1,792,775	7.50	10/1/32	2,099,098
1,715,663	7.50	12/1/32	2,016,375
1,740,757	7.50	1/1/33	2,117,854
1,831,349	7.50	3/1/33	2,150,736
732,013	7.50	4/1/33	896,135
2,274,906	7.50	11/1/33	2,774,877
456,347	7.50	1/1/34	534,321
5,085,174	7.50	9/1/34	6,224,125
155,999	7.50	9/1/34	179,540
1,907,647	7.50	9/1/35	2,331,401
1,585,249	7.50	1/1/36	1,863,102
3,523,233	7.50	4/1/36	4,285,735
496,476	7.50	9/1/36	583,495
1,306,743	7.50	1/1/37	1,535,781
670,131	7.50	5/1/37	787,587
165,496	7.50	5/1/37	194,503
759,835	7.50	8/1/37	928,614
3,352,220	7.50	9/1/37	3,939,777
5,810,735	7.50	10/1/37	6,846,143
642,578	7.50	10/1/37	755,205
2,045,000	7.50	11/1/37	2,403,435
1,385,357	7.50	2/1/38	1,628,175
1,490,348	7.50	4/1/38	1,822,244
106,183	7.62	12/1/16	107,141
285,059	7.95	9/15/20	325,529
21,790	8.00	4/1/16	22,158
140,787	8.00	10/1/23	164,602
1,042,923	8.00	6/1/25	1,219,342
390,612	8.00	2/1/31	456,688
853,434	8.00	6/1/31	1,048,159
170,148	8.00	12/1/31	198,930
251,437	8.00	1/1/32	304,803
958,198	8.00	2/1/33	1,136,283
1,752,719	8.00	9/1/33	2,159,396
2,624,269	8.00	8/1/34	3,222,878
1,627,076	8.00	11/1/37	2,027,942
394,588	8.00	11/1/37	465,070
792,174	8.00	3/1/38	933,674
397,286	8.14	11/15/31	482,611
10,369	8.25	4/1/22	10,583
174,821	8.33	7/15/20	201,514
155,352	8.44	7/20/30	167,788
953,243	8.46	3/15/32	1,141,409
100,049	8.50	2/1/16	107,331
10,043	8.50	9/1/17	10,075
20,202	8.50	8/1/18	20,265
13,725	8.50	7/1/22	13,768
30,247	8.50	7/1/26	35,408
300,423	8.50	11/1/26	371,391
262,179	8.50	3/1/28	324,121

See accompanying notes to schedule of investments.
DECEMBER 31, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

246,998	8.50	10/1/28	300,905
115,557	8.50	11/1/28	143,481
404,300	8.50	4/1/29	502,639
409,125	8.50	10/1/29	511,099
355,814	8.50	10/1/29	416,528
229,203	8.50	4/1/30	286,267
44,192	8.50	6/1/30	50,242
397,204	8.50	7/1/30	493,212
335,736	8.50	7/1/30	420,208
226,563	8.50	8/1/30	282,562
86,372	8.50	9/15/30	101,374
57,791	8.50	11/1/30	60,199
4,308	8.50	1/1/31	4,384
900,572	8.50	4/1/32	1,124,218
70,013	8.50	5/1/32	73,514
985,613	8.50	1/1/37	1,239,575
4,217,948	8.50	12/1/37	5,257,914
116,541	8.51	7/20/28	124,228
33,958	8.76	12/15/25	36,591
24,262	9.00	10/1/19	24,833
8,137	9.00	12/15/19	8,165
286,067	9.00	9/1/24	331,120
58,134	9.00	6/15/25	62,759
304,779	9.00	6/1/30	382,204
288,441	9.00	7/1/30	336,327
213,667	9.00	10/1/30	258,601
481,983	9.00	2/1/31	610,022
26,802	9.00	7/1/31	27,263
158,535	9.00	10/1/31	200,104
2,310,803	9.00	3/1/32	2,831,581
234,010	9.00	8/1/37	276,405
347,442	9.00	1/1/38	399,090
264,799	9.00	2/1/38	312,773
25,943	9.25	10/1/16	26,039
42,630	9.25	2/1/17	46,854
97,383	9.33	5/15/28	104,913
14,175	9.50	11/1/18	16,457
31,254	9.50	5/1/19	36,793
21,309	9.50	10/1/19	23,003
255,003	9.50	3/1/20	281,062
306,168	9.50	7/1/20	362,363
35,725	9.50	9/1/20	40,730
29,458	9.50	10/15/20	31,211
24,948	9.50	12/15/20	25,637
7,859	9.50	12/15/20	7,890
8,401	9.50	3/1/21	9,635
17,036	9.50	4/15/21	20,257
76,258	9.50	8/1/24	93,079
63,457	9.50	12/1/24	75,217
70,905	9.50	5/1/27	86,608
630,548	9.50	5/1/29	736,383
49,780	9.50	1/1/30	56,105

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

235,730	9.50	4/1/30	283,962
978,424	9.50	8/1/31	1,142,649
42,335	9.75	10/1/21	48,708
62,395	9.75	4/1/25	74,487
260,011	9.75	8/20/25	306,107
81,305	9.85	7/15/20	86,519
57,636	10.00	2/1/15	58,845
84,183	10.00	3/1/15	91,247
5,176	10.00	11/1/16	5,197
15,700	10.00	9/1/19	16,017
7,877	10.00	1/1/21	9,530
54,629	10.00	1/1/24	63,029
150,996	10.00	2/1/28	191,497
333,054	10.00	6/1/30	408,867
60,401	10.18	7/1/20	64,699
116	10.25	8/15/13	116
9,461	10.50	5/1/15	9,503
16,433	10.50	6/1/15	16,753
17,999	10.50	12/1/17	19,509
9,664	10.50	4/1/22	10,857
122,051	10.50	6/1/28	147,582
40,713	10.53	8/15/20	41,647
14,829	10.84	12/15/26	14,902

			462,971,917

Government National Mortgage Association - 6.3%
6,436,350	5.40	10/15/43	6,632,710
1,166,914	5.45	7/15/27	1,248,762
215,149	5.50	9/15/25	236,182
3,706,632	5.67	4/15/42	3,889,627
73,507	5.76	3/20/33	81,320
103,113	5.76	5/20/33	114,073
7,742,150	5.85	12/15/30	8,229,673
2,084,268	5.95	3/15/37	2,220,816
40,050	6.00	9/15/18	43,596
368,597	6.00	6/15/23	409,983
249,732	6.00	11/20/28	282,142
1,903,875	6.00	9/15/33	2,148,841
283,612	6.00	11/20/34	318,310
733,258	6.20	3/15/32	826,816
6,915	6.25	5/15/13	7,091
255,973	6.25	12/15/23	290,359
97,514	6.25	1/15/24	110,800
2,460,322	6.25	4/15/29	2,828,858
177,696	6.35	4/20/30	200,424
55,557	6.35	5/20/30	62,663
132,619	6.35	6/20/30	149,582
102,840	6.35	6/20/30	115,994
76,820	6.35	7/20/30	86,646
107,805	6.35	8/20/30	121,593
192,073	6.35	9/20/30	216,640
129,575	6.35	10/20/30	146,148
119,829	6.35	10/20/30	135,156

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

122,839	6.35	11/20/30	138,551
121,968	6.35	1/20/31	137,492
255,105	6.35	3/20/31	287,574
128,176	6.35	6/20/31	144,491
59,715	6.35	11/20/31	67,316
187,943	6.38	8/15/26	210,396
72,793	6.38	12/15/27	81,785
192,290	6.38	4/15/28	215,263
102,648	6.49	11/20/31	115,232
40,448	6.49	12/20/31	45,697
107,185	6.49	4/20/32	120,827
66,783	6.49	6/20/32	75,283
528,473	6.50	11/15/23	581,100
2,634,299	6.50	4/15/24	2,892,139
660,013	6.50	6/15/26	752,350
149,271	6.50	11/15/31	174,849
118,407	6.50	3/15/32	138,248
184,611	6.50	4/15/32	216,879
110,529	6.50	4/15/32	129,848
120,518	6.50	10/15/33	143,493
1,880,476	6.50	12/15/33	2,154,756
291,933	6.50	2/15/34	348,216
710,077	6.50	3/20/34	809,768
778,517	6.50	9/20/34	887,817
580,041	6.50	10/20/34	662,403
12,312,167	6.50	2/15/35	14,582,374
184,392	6.50	7/20/38	201,881
639,149	6.50	9/20/38	726,641
6,492,682	6.50	12/20/38	7,371,315
889,838	6.50	12/20/38	973,070
2,049,963	6.50	1/20/39	2,329,940
1,368,693	6.50	2/20/39	1,560,922
686,748	6.50	6/15/39	789,564
1,152,833	6.50	3/20/41	1,316,767
3,975,965	6.50	7/20/42	4,541,353
31,587	6.57	9/20/32	36,524
75,609	6.57	3/20/33	86,969
78,910	6.58	2/20/28	92,980
26,241	6.75	9/15/15	28,211
92,085	6.75	8/15/28	109,202
518,352	6.75	5/15/29	552,115
63,913	6.75	6/15/29	75,896
232,552	6.91	7/20/26	274,939
427,775	6.91	2/20/27	507,971
333,571	7.00	5/15/24	391,487
266,391	7.00	6/15/31	307,698
153,550	7.00	9/15/31	177,360
89,847	7.00	12/15/31	103,779
356,385	7.00	1/15/32	411,647
266,450	7.00	1/15/32	307,766
236,815	7.00	1/15/32	273,536
167,580	7.00	1/15/32	193,565

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

184,391	7.00	2/15/32	212,984
179,129	7.00	2/15/32	206,905
146,670	7.00	2/15/32	169,413
653,983	7.00	2/20/32	791,699
276,920	7.00	3/15/32	319,860
251,186	7.00	3/15/32	290,135
2,521,605	7.00	8/20/32	2,954,379
1,562,917	7.00	12/15/37	1,803,105
1,021,261	7.00	12/15/37	1,178,208
1,482,877	7.00	5/15/38	1,718,948
138,957	7.00	6/20/38	158,782
690,644	7.00	8/20/38	797,010
530,832	7.00	9/15/38	612,796
457,429	7.00	11/15/38	528,359
1,182,914	7.00	11/20/38	1,367,790
488,176	7.00	12/15/38	563,553
231,462	7.00	12/20/38	264,485
615,999	7.00	1/20/39	705,617
496,811	7.00	2/20/39	574,457
149,898	7.02	4/20/26	177,872
12,360	7.05	2/15/23	14,435
78,919	7.05	9/20/26	93,740
43,101	7.05	1/20/27	51,428
27,226	7.05	4/20/27	32,486
492,157	7.10	5/20/25	582,554
62,756	7.15	3/20/27	75,138
205,846	7.15	4/20/27	246,459
113,433	7.25	5/15/29	136,604
31,304	7.25	6/15/29	37,464
45,442	7.27	7/20/22	52,976
53,070	7.38	1/15/29	64,129
931,614	7.50	12/15/23	1,076,323
50,095	7.50	8/20/29	58,074
1,176,158	7.50	7/20/35	1,422,245
1,139,933	7.50	10/15/37	1,336,771
315,026	7.50	1/20/38	365,203
74,730	7.50	10/20/38	86,505
311,851	7.50	3/15/39	384,781
32,049	7.63	12/15/29	32,545
54,335	7.65	7/20/22	61,573
73,043	7.75	6/15/20	83,806
102,732	7.75	7/15/20	118,124
46,676	7.75	8/15/20	51,422
44,806	7.75	8/15/20	48,876
48,371	7.75	11/15/20	54,228
31,399	7.90	1/20/21	31,675
41,104	7.95	2/15/20	44,075
95,542	7.95	7/20/25	110,321
40,298	7.95	8/20/25	41,014
96,456	7.95	9/20/25	111,538
26,292	7.95	10/20/25	26,373
13,056	7.95	10/20/25	13,095

See accompanying notes to schedule of investments.
DECEMBER 31, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

36,014	7.95	1/20/26	36,527
31,189	7.95	1/20/26	31,482
72,127	7.95	4/20/26	76,410
20,613	7.95	9/20/26	20,676
22,003	7.95	11/20/26	22,071
30,224	7.95	12/20/26	30,537
39,350	7.95	3/20/27	40,063
15,708	7.99	2/20/21	15,756
39,676	7.99	4/20/21	40,746
40,913	7.99	7/20/21	42,099
54,022	7.99	10/20/21	62,581
92,259	7.99	1/20/22	107,335
125,689	7.99	6/20/22	147,409
65,348	8.00	10/15/14	74,679
6,752	8.00	5/15/16	6,774
6,105	8.00	6/15/16	6,198
13,363	8.00	9/15/16	13,592
1,445,515	8.00	4/15/31	1,669,483
875,792	8.00	6/20/31	1,081,954
916,634	8.00	8/20/33	1,116,341
125,365	8.10	5/20/19	142,075
43,380	8.10	7/20/19	44,780
50,429	8.10	9/20/19	55,736
16,617	8.10	9/20/19	16,670
16,339	8.10	10/20/19	16,391
18,366	8.10	1/20/20	18,424
7,814	8.25	8/15/15	7,840
160,241	8.25	4/15/19	180,889
53,951	8.25	2/15/20	56,509
31,446	8.40	2/15/19	31,737
42,245	8.40	6/15/19	43,567
37,425	8.40	2/15/20	38,038
7,649	8.50	4/15/15	8,469
40,749	8.50	9/15/16	44,573
6,383	8.50	1/15/17	6,404
41,895	8.50	10/20/22	50,092
17,347	8.50	9/20/24	21,145
33,328	8.50	3/20/25	40,574
79,897	8.50	12/20/26	98,593
27,128	8.60	6/15/18	27,230
17,945	8.63	10/15/18	19,785
7,566	9.00	1/15/17	7,596
90,579	9.00	12/15/20	107,264
13,980	9.10	5/15/18	15,922
20,699	9.50	11/20/16	20,783
14,987	9.50	6/20/18	17,186
19,309	9.50	7/20/18	22,141
27,371	9.50	9/20/18	31,386
23,388	9.50	9/20/18	26,819
12,250	9.50	8/20/19	14,186
845	10.00	11/15/17	941
20,649	10.00	2/15/19	23,950

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

8,402	10.00	2/20/19		9,741
6,770	10.00	3/20/19		7,848
51,225	10.00	10/15/19		54,030
23,426	10.00	12/15/20		27,139
52,699	10.00	6/15/21		61,963
75,828	10.50	2/15/20		86,318
113,083	10.50	12/15/20		126,137
51,819	10.50	8/15/21		61,571
2,665	11.50	8/15/18		2,717

				109,692,259

Total Mortgage Pass-Through Securities
(cost: $758,778,906)				786,715,664

U.S. Treasury / Federal Agency Securities - 3.9%
Excalibur One 77B, LLC:
5,000,000	1.49	1/1/25		4,969,734
Federal Farm Credit Banks:
4,646,000	5.20	2/6/26		6,070,877
Federal Home Loan Banks:
3,500,000	1.75	12/14/18		3,644,514
17,725,000	1.78	1/11/21		17,725,284
Federal National Mortgage Association:
5,000,000	2.50	11/19/32	[1]	4,975,105
MSN 41079 and 41084, Ltd.:
5,000,000	1.63	12/14/24		4,999,999
Seringueira Leasing, LLC:
5,000,000	1.54	11/6/24		4,997,159
Tagua Leasing, LLC:
5,000,000	1.58	11/16/24		4,994,689
Treasury Note:
5,000,000	0.75	10/31/17		5,016,405
10,500,000	1.63	11/15/22		10,385,151

Total U.S. Treasury / Federal Agency Securities
(cost: $67,778,084)				67,778,917

Collateralized Mortgage Obligations - 45.1%
Federal Home Loan Mortgage Corporation - 11.2%
60,014	5.03	3/25/44	[1]	61,018
51,637	6.00	9/15/21		55,069
82,558	6.00	6/15/28		89,122
3,855,602	6.00	5/15/36		4,373,020
970,430	6.50	9/15/23		1,089,649
264,787	6.50	3/15/24		277,422
4,739,744	6.50	4/15/29		5,539,197
79,502	6.50	2/15/30		90,738
298,013	6.50	8/15/31		327,267
1,384,952	6.50	1/15/32		1,512,619
318,026	6.50	2/15/32		365,882
417,292	6.50	3/15/32		453,035
1,106,746	6.50	6/25/32		1,254,041
96,849	6.50	7/15/32		110,461
1,291,665	6.50	2/25/43		1,519,378

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

350,601	6.50	3/25/43		400,415
928,202	6.50	7/25/43		1,062,567
2,763,063	6.50	9/25/43		3,220,337
1,171,950	6.50	9/25/43	[1]	1,333,132
1,277,741	6.50	10/25/43		1,496,879
111,153	6.70	9/15/23		125,304
250,440	6.95	3/15/28		290,895
92,636	7.00	12/15/20		100,971
65,301	7.00	3/15/21		72,478
339,282	7.00	9/15/21		369,144
262,496	7.00	10/15/22		299,673
67,200	7.00	11/15/22		76,346
1,829,804	7.00	3/25/23		2,069,451
65,844	7.00	4/15/23		75,463
83,091	7.00	5/15/23		94,981
226,811	7.00	7/15/23		259,464
567,537	7.00	1/15/24		657,684
389,609	7.00	3/15/24		448,623
291,790	7.00	8/15/25		339,255
395,019	7.00	9/15/26		457,916
2,701,765	7.00	8/15/27		2,844,121
3,233,937	7.00	10/15/27		3,404,058
2,867,447	7.00	6/15/28		3,012,267
663,672	7.00	6/15/29		774,976
6,991,267	7.00	8/15/29		7,619,166
1,091,550	7.00	8/15/29		1,266,860
3,033,120	7.00	9/15/29		3,234,993
830,311	7.00	10/20/29		965,905
9,210,133	7.00	11/15/29		10,024,033
19,173,166	7.00	12/15/29		20,895,721
400,564	7.00	1/15/30		468,536
1,056,952	7.00	10/15/30		1,231,903
2,207,022	7.00	6/15/31		2,591,285
184,977	7.00	7/15/31		217,104
548,982	7.00	4/15/32		639,540
2,780,074	7.00	5/15/32		3,266,370
13,169,909	7.00	12/15/40		14,646,045
14,424,069	7.00	3/15/41		16,133,739
17,545,052	7.00	8/15/41		20,154,844
2,956,656	7.00	2/25/43		3,514,358
1,009,304	7.00	3/25/43		1,148,335
949,081	7.00	7/25/43		1,093,081
9,893,132	7.00	9/25/43		11,723,530
286,102	7.50	10/15/21		324,960
672,265	7.50	7/15/22		770,239
834,251	7.50	3/15/23		959,906
2,901,443	7.50	4/15/23		3,341,748
210,318	7.50	9/20/26		246,304
1,202,727	7.50	3/15/28		1,411,007
769,433	7.50	9/15/29		906,669
948,131	7.50	6/15/30		1,119,876
664,051	7.50	8/15/30		784,519

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

799,677	7.50	9/15/30		942,831
394,466	7.50	9/15/30		463,409
495,068	7.50	11/15/30		584,399
5,848,635	7.50	6/15/34		7,442,008
2,191,571	7.50	2/25/42		2,665,897
1,316,076	7.50	7/25/43		1,523,681
1,028,347	7.50	9/25/43		1,217,203
25,704	8.00	3/15/21		28,992
283,838	8.00	7/15/21		324,923
56,842	8.00	11/25/22		62,053
2,515,620	8.00	2/15/23		2,902,822
56,930	8.00	3/15/23		65,600
119,834	8.00	4/25/24		138,008
85,571	8.00	2/15/27		98,689
449,399	8.00	11/20/29		530,608
707,152	8.00	1/15/30		833,257
63,119	8.25	6/15/22		72,735
356,142	8.30	11/15/20		405,266
105,089	8.50	10/15/22		118,456
446,956	8.50	3/15/25		517,190
172,206	8.50	3/15/32		205,353
383,581	9.00	12/15/19		430,361
9,150	9.15	10/15/20		10,080
377,768	9.50	2/15/20		413,319
1,443,905	9.50	2/25/42		1,839,174

				194,941,208

Federal National Mortgage Association - 27.9%
9,449,202	4.00	10/25/22		9,917,107
14,076,559	4.50	6/25/21		15,327,838
4,214,877	6.47	9/25/37	[1]	4,857,992
81,899	6.50	12/25/23		92,770
1,135,081	6.50	8/20/28		1,312,943
217,424	6.50	12/25/33		217,494
12,789,946	6.50	7/25/34		14,116,187
914,420	6.50	7/25/36		1,056,860
11,520,246	6.50	8/25/36		13,515,795
1,326,737	6.50	9/25/36		1,544,866
21,930,746	6.50	5/25/39		24,505,240
4,405,718	6.50	6/25/39		4,998,467
2,705,011	6.50	6/25/42		3,179,327
4,232,456	6.50	7/25/42		5,103,123
448,780	6.50	11/25/42		503,872
391,046	6.50	12/25/42		454,984
1,310,128	6.60	6/25/42	[1]	1,487,893
192,569	6.63	3/25/29	[1]	222,319
16,519,314	6.75	6/25/32		19,095,832
6,486,057	6.75	4/25/37		7,096,285
5,264,065	6.83	10/25/42	[1]	6,152,649
30,264	6.85	12/18/27		34,952
5,163,992	6.95	2/25/42	[1]	6,019,289
724,230	6.96	12/25/42	[1]	879,433
34,218	7.00	1/25/21		38,493

See accompanying notes to schedule of investments.
DECEMBER 31, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

70,161	7.00	7/25/22		78,684
64,671	7.00	11/25/22		73,662
21,405	7.00	12/25/22		24,256
31,329	7.00	6/25/23		35,866
922,146	7.00	9/18/27		1,066,848
2,674,085	7.00	10/25/27		2,836,977
2,392,500	7.00	7/25/29		2,728,101
9,428,362	7.00	5/25/31		11,338,426
9,185,079	7.00	12/25/33		10,978,346
3,732,297	7.00	8/25/37	[1]	4,297,669
2,934,122	7.00	9/25/38		3,111,557
21,160,038	7.00	5/25/40		24,004,554
19,463,121	7.00	7/25/40		21,013,592
2,480,145	7.00	9/25/40		2,800,709
1,956,441	7.00	9/25/40		2,208,532
771,671	7.00	10/25/41		820,112
791,002	7.00	11/25/41		973,141
3,631,834	7.00	12/25/41		4,205,515
837,063	7.00	12/25/41		944,987
1,501,900	7.00	1/25/42		1,735,037
34,665,623	7.00	5/25/42		40,771,037
2,015,443	7.00	5/25/42		2,355,497
5,083,295	7.00	7/25/42		5,983,079
1,669,193	7.00	7/25/42		2,036,047
3,845,715	7.00	10/25/42		4,472,021
9,434,848	7.00	11/25/42		11,021,837
9,430,470	7.00	11/25/42		11,014,260
5,769,520	7.00	1/25/44		6,989,375
663,748	7.00	2/25/44		791,362
305,763	7.00	2/25/44		360,415
3,468,265	7.00	7/25/44		3,983,823
397,456	7.00	8/25/44		462,468
671,545	7.00	3/25/45		787,222
1,791,761	7.11	6/25/42	[1]	2,129,281
4,181,309	7.24	10/25/42	[1]	4,917,387
66,538	7.50	8/20/27		78,024
4,058,421	7.50	2/25/29		4,871,955
1,312,695	7.50	6/19/30	[1]	1,595,840
582,798	7.50	6/25/30		685,161
4,221,207	7.50	6/25/32		5,164,807
1,840,011	7.50	9/25/37		1,879,864
637,313	7.50	10/25/40		736,202
1,769,916	7.50	11/25/40		2,013,028
777,086	7.50	2/25/41		880,058
1,461,015	7.50	8/25/41		1,711,277
7,481,486	7.50	10/25/41		8,626,931
187,562	7.50	11/25/41		223,017
5,664,819	7.50	12/25/41		6,563,066
1,252,359	7.50	1/25/42		1,459,136
2,591,471	7.50	5/25/42		2,995,665
1,009,606	7.50	5/25/42		1,220,202
1,128,206	7.50	6/25/42		1,285,274

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,889,840	7.50	7/25/42		6,754,298
2,271,129	7.50	7/25/42		2,725,019
7,006,158	7.50	8/25/42		7,986,229
3,639,398	7.50	11/25/43		4,241,919
2,926,281	7.50	2/25/44		3,355,245
1,538,330	7.50	3/25/44		1,884,212
2,417,794	7.50	5/25/44		2,856,126
4,359,488	7.50	6/25/44		5,151,254
165,008	7.50	10/25/44		191,423
12,376,213	7.50	1/25/48		14,462,384
34,353	7.70	3/25/23		39,550
7,340,621	7.95	7/25/37	[1]	8,096,727
161,647	8.00	7/25/22		187,658
83,569	8.00	7/25/22		95,348
100,000	8.00	7/18/27		120,138
4,491,750	8.00	6/25/41		5,118,718
1,490,176	8.00	7/25/44		1,794,115
1,267,844	8.45	11/25/37	[1]	1,511,592
8,062	8.50	1/25/21		9,534
62,007	8.50	9/25/21		71,933
65,651	8.50	1/25/25		75,775
3,198,186	8.50	6/18/27		3,709,516
10,352,212	8.50	8/25/29		12,539,997
1,156,341	8.50	6/25/30		1,361,375
841,009	8.50	6/25/30		982,629
2,141,849	8.50	10/25/30		2,543,452
1,219,963	8.56	11/25/37	[1]	1,406,103
17,116	8.70	12/25/19		19,476
21,918	8.75	9/25/20		23,993
97,500	8.95	10/25/20		111,390
158,190	9.00	7/25/19		177,317
64,766	9.00	12/25/19		73,206
7,276	9.00	3/25/20		8,337
39,579	9.00	5/25/20		46,401
51,882	9.00	6/25/20		58,752
17,761	9.00	6/25/20		20,343
9,970	9.00	7/25/20		11,469
46,837	9.00	9/25/20		53,751
32,522	9.00	10/25/20		37,428
470,760	9.00	1/25/21		554,646
71,445	9.00	8/1/22		81,973
296,925	9.00	11/25/28		334,951
1,454,207	9.00	6/25/30		1,729,879
284,011	9.00	10/25/30		336,463
42,855	9.05	12/25/18		47,174
52,449	9.25	1/25/20		59,910
76,085	9.29	10/25/42	[1]	88,716
1,053,538	9.43	6/25/32	[1]	1,214,091
44,865	9.50	12/25/18		50,603
93,867	9.50	3/25/20		108,190
12,729	9.50	4/25/20		14,348
74,851	9.50	11/25/20		85,610

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

309,589	9.50	11/25/31		371,638
2,312,723	9.50	10/25/41		2,930,740
653,196	9.50	12/25/41		792,638
62,478	9.50	12/25/41		74,413
125,040	9.60	3/25/20		144,185
2,201,414	9.63	2/25/44	[1]	2,713,454
282,127	10.06	3/25/39	[1]	327,107
3,224,507	10.23	9/25/42	[1]	4,197,569
1,615,129	11.39	6/25/44	[1]	2,001,924

				485,247,553

Government National Mortgage Association - 2.8%
712,950	6.50	9/20/28		837,288
171,334	6.50	3/20/31		200,623
1,255,140	6.96	3/16/41	[1]	1,310,311
4,171,691	7.00	9/16/23		4,476,604
58,079	7.00	4/16/26		65,906
13,714,267	7.00	5/20/38		15,127,865
3,909,633	7.00	7/20/39		4,312,790
12,585,152	7.00	6/20/40		14,514,280
3,167,574	7.00	5/20/42		3,867,801
181,353	7.50	5/16/27		221,138
1,802,098	8.00	10/16/29		2,105,309
327,305	8.00	1/16/30		381,909
52,077	8.50	2/20/32		66,285

				47,488,109

Vendee Mortgage Trust - 3.2%
9,303,405	3.75	12/15/33		9,979,854
620,214	6.00	2/15/30		647,989
12,790,064	6.50	1/15/29		15,221,749
6,596,963	6.50	8/15/31		7,964,032
3,193,620	6.75	6/15/26		3,768,139
2,902,137	7.00	3/15/28		3,467,837
367,772	7.01	7/15/30	[1]	435,481
847,730	7.25	9/15/22		947,926
984,354	7.25	9/15/25		1,132,761
947,913	7.50	6/15/30		1,090,597
1,300,123	7.75	5/15/22		1,490,676
1,719,996	7.75	9/15/24		2,020,944
5,615,988	7.96	3/15/25	[1]	6,739,797
542,933	8.00	2/15/25		635,749
200,559	8.29	12/15/26		237,745

				55,781,276

Total Collateralized Mortgage Obligations
(cost: $776,645,294)				783,458,146

Asset-Backed Securities - 2.0%
Federal Home Loan Mortgage Corporation - 0.5%
28,673	6.09	9/25/29	[1]	29,381
250,000	6.28	10/27/31	[1]	281,384
327,769	7.00	11/25/30	[1]	335,746

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,628,705	7.15	9/25/28	[1]	4,050,480
2,813,722	7.16	7/25/29		2,948,055
967,824	7.27	8/25/28	[1]	1,039,806

				8,684,852

Federal National Mortgage Association - 0.2%
87,456	0.55	11/25/32	[1]	80,863
505,201	4.70	10/25/33	[1]	507,359
422,275	5.41	9/26/33	[1]	451,127
156,776	5.75	2/25/33	[1]	167,566
275,055	6.47	10/25/31	[1]	287,761
554,841	6.57	5/25/32	[1]	561,311
1,326,220	6.59	10/25/31	[1]	1,485,887
134,507	6.83	7/25/31	[1]	140,123
52,134	7.80	6/25/26	[1]	52,179

				3,734,176

Small Business Administration - 1.3%
3,780,000	1.93	12/1/32		3,779,999
591,311	6.02	8/1/28		690,345
3,121,539	6.77	11/1/28		3,683,458
4,128,763	7.13	10/1/20		4,631,354
5,645,072	7.33	8/1/20		6,329,336
3,675,394	8.03	5/1/20		4,191,055

				23,305,547

Total Asset-Backed Securities
(cost: $35,347,818)				35,724,575

Total Investments in Securities - 96.3%
(cost: $1,638,550,102)				1,673,677,302

Call Options Written [10] - 0.0%
(1,000)	U.S. Treasury 2 Year Future Call Options: $110.25 strike January 2013 expiration
Total Call Options Written
(premiums received: $120,020)				(78,126)

Other Assets and Liabilities, net - 3.7%				64,757,560

Total Net Assets - 100.0%				$1,738,356,736

[1]	Variable rate security. Rate disclosed is as of December 31, 2012.

[10]	The amount of $1,500,000 in cash was segregated with the broker to cover put options purchased and call options written as of December 31, 2012.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Sit U.S. Government Securities Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	786,715,664	—	786,715,664
U.S. Treasury / Federal Agency Securities	—	67,778,917	—	67,778,917
Collateralized Mortgage Obligations	—	783,458,146	—	783,458,146
Asset-Backed Securities	—	35,724,575	—	35,724,575
	—	1,673,677,302	—	1,673,677,302
Liabilities
Call Options Written	(78,126)	—	—	(78,126)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put option and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded. During the nine months ended December 31, 2012, the average volume of derivative activity in the U.S. Government Securities Fund were as follows:

	Average Cost	Average Premium Received	Average Notional Amount
Purchased Put Options	$71,559	—	$175,000
Written Call Options	—	$145,183	2,150,000

The number of open option contracts outstanding as of December 31, 2012 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2012

U.S. Government Securities Fund
	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
Written call options	—	$78,126

11

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012 (Continued)

Transactions in written options for the nine months ended December 31, 2012 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2012	800	$96,536
Call options written	10,050	1,832,551
Call options expired	—	—
Call options closed	(9,850)	(1,809,067)

Outstanding, December 31, 2012	1,000	$120,020

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of December 31, 2012 is included with the Fund’s schedule of investments.

DECEMBER 31, 2012	12

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2012 (Continued)

At December 31, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis

U.S. Government Securities	$47,268,477	($12,141,277)	$35,127,200	$1,638,550,102

13

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	February 6, 2013